Schedule of related party (Details)	12 Months Ended
Dec. 31, 2023
Beagledata Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Related party transaction, description of transaction	Shareholder of the Company
Mr.Howard Lee [Member]
Related Party Transaction [Line Items]
Related party transaction, description of transaction	Founder, Chairman of the Board, and CEO of the Company